ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 18.2%
	AEROSPACE & DEFENSE - 1.0%
4,633	Howmet Aerospace, Inc.	$ 832,875

	COMMERCIAL SUPPORT SERVICES - 0.9%
3,474	Republic Services, Inc.	801,278

	ENTERTAINMENT CONTENT - 0.9%
3,459	Take-Two Interactive Software, Inc.(a)	770,423

	GAS & WATER UTILITIES - 2.0%
10,034	National Fuel Gas Company	870,851
23,696	UGI Corporation	857,321
		1,728,172
	HEALTH CARE FACILITIES & SERVICES - 1.9%
5,041	Cardinal Health, Inc.	782,464
1,148	McKesson Corporation	796,184
		1,578,648
	INSURANCE - 1.9%
8,500	Axis Capital Holdings LTD.	797,640
11,835	W R Berkley Corporation	814,366
		1,612,006
	INTERNET MEDIA & SERVICES - 1.8%
651	Netflix, Inc.(a)	754,770
2,930	VeriSign, Inc.	787,789
		1,542,559
	LEISURE FACILITIES & SERVICES - 0.9%
3,832	Darden Restaurants, Inc.	772,799

	OIL & GAS PRODUCERS - 3.0%
46,934	Antero Midstream Corporation	861,239
3,513	Cheniere Energy, Inc.	828,646
7,775	Expand Energy Corporation	814,665
		2,504,550

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Shares					Fair Value
	COMMON STOCKS — 18.2% (Continued)
	RETAIL - DISCRETIONARY - 1.0%
223	AutoZone, Inc.(a)				$ 840,349

	SOFTWARE - 1.1%
5,987	Palantir Technologies, Inc., Class A(a)				948,041

	SPECIALTY FINANCE - 0.9%
24,387	SLM Corporation				775,507

	TOBACCO & CANNABIS - 0.9%
4,667	Philip Morris International, Inc.				765,621

	TOTAL COMMON STOCKS (Cost $15,806,679)				15,472,828

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

CORPORATE BONDS — 24.2%
	ASSET MANAGEMENT — 3.5%
750,000	Ares Capital Corporation		5.5000	09/01/30	$ 749,000
750,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	746,123
500,000	Blackstone Secured Lending Fund		5.3000	06/30/30	497,615
697,000	FS KKR Capital Corporation		3.1250	10/12/28	642,685
350,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	348,017
					2,983,440
	AUTOMOTIVE — 3.9%
500,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	495,966
500,000	Ford Motor Credit Company, LLC		2.9000	02/10/29	455,212
700,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	643,225
400,000	General Motors Financial Company, Inc.(b)	H15T5Y + 4.997%	5.7000	Perpetual	391,778
100,000	Nissan Motor Acceptance Company, LLC(b)		1.8500	09/16/26	96,014
150,000	Nissan Motor Acceptance Company, LLC(b)		5.3000	09/13/27	148,988
450,000	Nissan Motor Acceptance Company, LLC(b)		2.4500	09/15/28	406,951

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 24.2% (Continued) AUTOMOTIVE --- 3.9% (Continued)
700,000	Stellantis Finance US, Inc.(b)		5.3500	03/17/28	$ 704,063
					3,342,197
	BANKING — 7.0%
600,000	Bank of America Corporation(b)	H15T5Y + 2.760%	4.3750	Perpetual	587,034
500,000	Bank of Nova Scotia (The)(b)	H15T5Y + 2.613%	3.6250	10/27/81	468,248
450,000	BNP Paribas S.A.(b)	H15T5Y + 3.196%	4.6250	Perpetual	441,999
500,000	BPCE S.A.(b)	SOFRRATE + 1.520%	1.6520	10/06/26	496,990
1,300,000	Citigroup, Inc. Series Y(b)	H15T5Y + 3.000%	4.1500	Perpetual	1,270,813
150,000	Citizens Financial Group, Inc.(b)	H15T5Y + 3.215%	4.0000	Perpetual	146,173
500,000	Credit Agricole S.A.(b)		3.2500	01/14/30	464,595
420,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	404,768
400,000	National Bank of Canada		5.0000	07/24/30	399,558
425,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 2.595%	3.4000	Perpetual	409,992
400,000	Royal Bank of Canada		5.0000	12/30/30	399,987
450,000	US Bancorp(b)	SOFR + 2.914%	5.3000	Perpetual	449,302
					5,939,459
	BIOTECH & PHARMA — 0.1%
100,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	97,870

	COMMERCIAL SUPPORT SERVICES — 0.8%
700,000	Aramark Services, Inc.(b)		5.0000	02/01/28	694,004

	ELECTRIC UTILITIES — 1.2%
128,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	133,884
500,000	Duke Energy Corporation(b)	H15T5Y + 2.321%	3.2500	01/15/82	480,877
425,000	Sempra(b)	H15T5Y + 2.868%	4.1250	04/01/52	411,572
					1,026,333
	LEISURE FACILITIES & SERVICES — 2.1%
275,000	Boyd Gaming Corporation		4.7500	12/01/27	272,996
375,000	International Game Technology plc(b)		5.2500	01/15/29	371,553

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 24.2% (Continued)
	LEISURE FACILITIES & SERVICES — 2.1%(Continued)
405,000	Penn National Gaming, Inc.(b)		5.6250	01/15/27	$ 403,140
525,000	Scientific Games International, Inc.(b)		7.2500	11/15/29	540,213
175,000	Station Casinos, LLC(b)		4.5000	02/15/28	171,428
					1,759,330
	OIL & GAS PRODUCERS — 1.5%
1,000,000	EQT Corporation(b)		7.5000	06/01/27	1,017,992
270,000	Occidental Petroleum Corporation		7.0000	11/15/27	280,166
					1,298,158
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
197,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3750	04/15/26	197,180
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3000	01/15/29	505,017
175,000	VICI Properties, L.P. / VICI Note Company, Inc.(b)		4.6250	12/01/29	171,597
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(b)		4.1250	08/15/30	477,856
					1,351,650
	SPECIALTY FINANCE — 1.9%
294,000	Ally Financial, Inc. Series B(b)	H15T5Y + 3.868%	4.7000	Perpetual	286,330
250,000	Aviation Capital Group, LLC(b)		5.1250	04/10/30	251,818
210,000	Capital One Financial Corporation(b)	H15T5Y + 3.157%	3.9500	Perpetual	205,408
150,000	OneMain Finance Corporation		3.8750	09/15/28	143,096
700,000	Synchrony Financial		5.1500	03/19/29	703,809
					1,590,461
	TRANSPORTATION & LOGISTICS — 0.6%
500,000	United Airlines, Inc.(b)		4.6250	04/15/29	488,570

	TOTAL CORPORATE BONDS (Cost $20,585,401)				20,571,472

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 3.3%
	ASSET MANAGEMENT — 0.3%
250,000	Charles Schwab Corporation (The)(b)	H15T5Y + 3.168%	4.0000	Perpetual	$ 246,731

	BANKING — 1.6%
729,000	First Citizens BancShares, Inc.(b)	TSFR3M + 4.234%	8.5520	Perpetual	757,942
602,000	Wells Fargo & Company(b)	H15T5Y + 3.453%	3.9000	Perpetual	596,792
					1,354,734
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
550,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	544,927
400,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 2.915%	3.6500	Perpetual	392,349
					937,276
	OIL & GAS PRODUCERS — 0.3%
275,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	Perpetual	276,199
	TOTAL PREFERRED STOCK (Cost $2,817,141)				2,814,940

	U.S. GOVERNMENT & AGENCIES — 38.1%
	U.S. TREASURY BILLS — 38.1%
32,500,000	United States Treasury Bill(d)		4.2000	09/11/25	$ 32,341,484

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $32,343,149)				32,341,484

	TOTAL INVESTMENTS – 83.8% (Cost $71,552,370)				$ 71,200,724
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.2%				13,776,365
	NET ASSETS - 100.0%				$ 84,977,089

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
265	CME E-Mini Standard & Poor's 500 Index Future	Interactive Broker	09/19/2025	$ 84,458,813	$ 363,313

LLC	- Limited Liability Company
L.P.	- Limited Partnership
PLC	- Public Limited Company
S.A.	- Société Anonyme

H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR	- United States Secured SOFR Overnight Financing Index
SOFRRATE	- United States SOFR Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown represents the rate on July 31, 2025.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $8,105,713 or 9.5% of net assets.
(d)	Zero coupon bond. Rate disclosed is the current yield as of July 31, 2025
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.